Segment Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) [Line Items]
Total accounts receivable		10.00%	10.00%
Taiwan [member]
Segment Information (Details) [Line Items]
Revenue percentage	99.00%	66.00%	89.00%
Major customers [member]
Segment Information (Details) [Line Items]
Revenue percentage	10.00%